Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Cash and Cash Equivalents
(a)	Cash and cash equivalents comprised of the following:

	At December 31 2018	At December 31 2017
Cash	$66	$184
Money market investments	68	2
	$134	$186

Schedule of Impact of Changes in Components of Working Capital
(b)	The following table summarizes the impact of increases and decreases in components of working capital on cash provided by operating activities during the years ended December 31:

	2018	2017
Accounts receivable decrease (increase)	$58	$(48)
Inventories increase	(39)	(57)
Sales and indirect taxes recoverable decrease	27	165
Accounts payable and accrued liabilities increase	8	39
Income taxes payable (decrease) increase, net of income taxes receivable	(30)	3
Other	(14)	43
Change in working capital	$10	$145

Schedule of Operating Activities and Investing Activities
(c)	The following table summarizes cash received and paid included in the Company’s operating and investing activities during the years ended December 31:

Years ended December 31	2018	2017
Operating activities include the following cash received (paid):
Interest received	$23	$77
Interest paid	(69)	(89)
Income taxes refunded	5	9
Income taxes paid	(193)	(201)
Investing activities include the following cash (paid) received:
Net (purchases) proceeds of short-term investments and equity securities
Purchases of short-term investments	$(61)	$(91)
Proceeds from maturity of short-term investments	71	86
Purchases of equity securities	(43)	(67)
Proceeds from sale of equity securities	3	24
	$(30)	$(48)

Changes in Liabilities Arising From Financing Activities
(d)	The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes were as follows:

	Debt	Finance lease obligation
At January 1, 2017	$2,510	$252
Principal payment	(30)	(6)
Accretion	3	2
At January 1, 2018	2,483	248
Principal payment	(500)	(8)
Additional borrowings	880	—
Accretion	4	1
Revision to future lease payments	—	(3)
At December 31, 2018	$2,867	$238